Schedules of Investments (unaudited)
Pax International Sustainable Economy Fund	March 31, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.1%
AUSTRALIA: 5.5%
ASX, Ltd.	23,592	$1,277,024
Aurizon Holdings, Ltd.	459,675	1,366,025
Australia & New Zealand Banking Group, Ltd	220,658	4,737,631
BlueScope Steel, Ltd.	51,737	763,470
Cochlear, Ltd.	6,454	1,038,157
Coles Group, Ltd.	2,004	24,438
Commonwealth Bank of Australia	177,682	11,658,564
Computershare, Ltd.	132,960	1,525,647
Fortescue Metals Group, Ltd.	12,436	189,532
Goodman Group, REIT	146,512	2,023,087
Insurance Australia Group, Ltd.	201,103	716,397
Macquarie Group, Ltd.	38,367	4,472,777
Mirvac Group, REIT	80,733	154,007
National Australia Bank, Ltd.	344,627	6,827,923
Newcrest Mining, Ltd.	832	15,718
Ramsay Health Care, Ltd.	14,320	731,408
SEEK, Ltd.	34,791	758,333
Suncorp Group, Ltd.	97,295	733,032
Telstra Corp., Ltd.	403,971	1,046,023
Vicinity Centres, REIT	476,644	602,550
		40,661,743

AUSTRIA: 0.1%
Voestalpine AG	25,585	1,059,546

BELGIUM: 0.6%
KBC Group NV	16,318	1,187,321
Solvay SA	15,631	1,945,364
UCB SA	16,706	1,588,137
Umicore SA	1,498	79,476
		4,800,298

DENMARK: 3.9%
Coloplast A/S, Class B	9,867	1,483,474
Demant A/S (a)	17,591	744,637
Genmab A/S (a)	3,225	1,060,682
GN Store Nord AS	9,404	740,178
H Lundbeck A/S	2,031	69,351
Novo Nordisk A/S, Class B	191,478	12,902,478
Orsted A/S	22,242	3,591,313
Tryg A/S	31,807	749,656
Vestas Wind Systems A/S	37,791	7,795,781
		29,137,550

FINLAND: 1.6%
Elisa OYJ	1,190	71,381
Kesko Oyj	24,979	763,916
Stora Enso OYJ, Class R	176,574	3,293,982
UPM-Kymmene OYJ	145,809	5,240,048
Wartsila OYJ Abp	201,760	2,115,016
		11,484,343

FRANCE: 10.2%
Air Liquide SA	48,582	7,932,271
Amundi SA	10,153	811,446
Atos SE (a)	38,446	2,997,434
AXA SA	174,312	4,679,269
Bouygues SA	101,064	4,048,082
Carrefour SA	92,398	1,672,921
Cie de Saint-Gobain	52,242	3,084,969
Credit Agricole SA (a)	187,642	2,717,470
Danone SA	67,224	4,601,351
Dassault Systemes SA	13,155	2,811,734
Eiffage SA (a)	35,079	3,507,499
Eurazeo SA (a)	9,460	719,666
L'Oreal SA	22,774	8,724,293
Michelin	25,929	3,883,390
Orange SA	213,989	2,633,340
Publicis Groupe SA	14,356	875,461
Schneider Electric SE	55,090	8,392,142
SEB SA	4,197	739,380
SES SA	459,292	3,643,583
Teleperformance	3,972	1,448,173
Unibail-Rodamco-Westfield, REIT (b)	59,574	4,759,860
Valeo SA	23,666	802,924
		75,486,658

GERMANY: 9.1%
Allianz SE	31,569	8,029,736
BASF SE	92,399	7,678,632
Beiersdorf AG	4,809	508,123
Commerzbank AG	117,888	723,433
Delivery Hero SE (a)	16,494	2,137,906
Deutsche Boerse AG	37,088	6,162,867
Deutsche Wohnen SE	15,038	701,499
HeidelbergCement AG	17,762	1,613,819
Henkel AG & Co. KGaA	7,911	783,761
Merck KGaA	28,536	4,881,198
Muenchener Rueckversicherungs AG	21,508	6,623,795
SAP SE	110,514	13,555,272
Siemens AG	79,104	12,997,695
Telefonica Deutschland Holding AG	513,766	1,507,120
		67,904,856

HONG KONG: 2.2%
ASM Pacific Technology, Ltd.	59,200	757,624
BOC Hong Kong Holdings, Ltd.	725,057	2,536,535
Hang Seng Bank, Ltd.	3,900	75,731
Hong Kong Exchanges and Clearing, Ltd.	148,299	8,797,964
MTR Corp., Ltd.	345,668	1,965,979
Swire Pacific, Ltd., Class A	221,500	1,668,554
Swire Properties, Ltd.	161,200	500,363
		16,302,750

IRELAND: 0.9%
CRH PLC	105,830	4,952,494
Kerry Group PLC, Class A	581	72,561
Kingspan Group PLC	16,080	1,360,355
		6,385,410

ISRAEL: 0.2%
Bank Hapoalim BM (a)	9,453	73,517
Bank Leumi Le-Israel BM (a)	140,694	926,759
Mizrahi Tefahot Bank, Ltd. (a)	30,378	792,129
		1,792,405

ITALY: 2.1%
Assicurazioni Generali SpA	151,230	3,021,441
CNH Industrial NV	225,670	3,493,416
Enel SpA	630,505	6,271,855
Intesa Sanpaolo SpA	890,487	2,412,838
		15,199,550

JAPAN: 26.8%
Aeon Co., Ltd.	65,500	1,956,491
Ajinomoto Co., Inc.	43,600	893,747
Astellas Pharma, Inc.	223,900	3,449,022
Bridgestone Corp.	55,900	2,272,609
Capcom Co., Ltd.	43,600	1,418,352
Central Japan Railway Co.	8,500	1,272,622
Chugai Pharmaceutical Co., Ltd.	66,300	2,694,023
CyberAgent, Inc.	44,000	794,223
Daifuku Co, Ltd.	10,000	982,692
Dai-ichi Life Holdings, Inc.	82,800	1,423,324
Daiichi Sankyo Co., Ltd.	225,800	6,587,886
Daiwa House Industry Co., Ltd.	48,500	1,423,431
Denso Corp.	42,700	2,846,558
East Japan Railway Co.	42,400	3,014,950
Eisai Co., Ltd.	25,200	1,693,794
Fujitsu, Ltd.	23,300	3,390,468
Hankyu Hanshin Holdings, Inc.	21,700	696,248
Hino Motors, Ltd.	145,000	1,247,129
Hirose Electric Co., Ltd.	4,600	709,116
Hitachi Construction Machinery Co., Ltd.	40,500	1,297,844
Hitachi Metals, Ltd.	43,300	714,750
Hulic Co., Ltd.	61,300	724,641
Japan Metropolitan Fund Invest, REIT	2,349	2,406,485
JFE Holdings, Inc. (a)	192,700	2,377,547
Kajima Corp.	152,600	2,170,481
Kansai Paint Co., Ltd.	27,900	746,295
Kao Corp.	56,700	3,751,761
KDDI Corp.	247,200	7,616,402
Keio Corp.	20,600	1,386,950
Keyence Corp.	17,900	8,158,032
Kikkoman Corp.	20,200	1,204,620
Kobayashi Pharmaceutical Co., Ltd.	7,900	737,862
Kobe Bussan Co., Ltd.	2,700	72,393
Komatsu, Ltd.	111,200	3,446,011
Konami Holdings Corp.	12,100	722,365
Kubota Corp.	135,900	3,100,145
Kyushu Railway Co.	52,700	1,227,579
Lawson, Inc.	14,800	726,236
Marui Group Co., Ltd.	36,100	680,401
Mercari, Inc. (a)	15,000	684,813
Mitsubishi Chemical Holdings Corp.	156,200	1,173,156
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,800	71,330
Mitsui Fudosan Co., Ltd.	112,900	2,573,609
Miura Co., Ltd.	8,600	465,322
Mizuho Financial Group, Inc.	193,850	2,803,144
MS&AD Insurance Group Holdings, Inc.	38,200	1,123,690
Murata Manufacturing Co., Ltd.	56,400	4,539,939
Nabtesco Corp.	16,200	741,282
NEC Corp.	48,500	2,863,707
NGK Insulators, Ltd.	3,900	71,575
NGK Spark Plug Co., Ltd.	56,100	971,915
Nintendo Co., Ltd.	11,100	6,256,351
Nippon Building Fund, Inc., REIT	123	724,812
Nippon Express Co., Ltd.	9,600	716,082
Nippon Paint Holdings Co., Ltd.	71,500	1,032,723
Nippon Prologis REIT, Inc.	236	758,868
Nippon Shinyaku Co., Ltd.	10,100	751,959
Nippon Yusen KK	20,600	704,529
Nissin Foods Holdings Co., Ltd.	9,700	719,172
Nitori Holdings Co, Ltd.	3,900	755,447
Nitto Denko Corp.	16,000	1,371,530
Nomura Real Estate Holdings, Inc.	29,800	720,323
Nomura Real Estate Master Fund, Inc., REIT	30	45,168
Nomura Research Institute, Ltd.	27,900	866,793
NSK, Ltd.	35,200	361,920
Obayashi Corp.	167,500	1,537,480
Odakyu Electric Railway Co., Ltd.	46,600	1,275,071
Omron Corp.	18,200	1,425,649
Ono Pharmaceutical Co., Ltd.	36,000	941,483
Oriental Land Co., Ltd.	27,400	4,123,183
Otsuka Corp.	29,700	1,392,601
Rakuten, Inc.	84,600	1,010,703
Recruit Holdings Co, Ltd.	143,200	7,032,007
Rohm Co., Ltd.	8,600	843,434
Santen Pharmaceutical Co., Ltd.	95,000	1,310,167
SCSK Corp.	14,000	832,036
Secom Co., Ltd.	26,200	2,208,703
Sega Sammy Holdings, Inc.	45,700	714,304
Sekisui Chemical Co., Ltd.	35,300	679,713
Sekisui House, Ltd.	60,900	1,309,967
Seven & i Holdings Co., Ltd.	83,100	3,355,694
Shimizu Corp.	56,800	459,918
Shin-Etsu Chemical Co., Ltd.	27,700	4,692,389
Shionogi & Co., Ltd.	13,400	723,397
Shiseido Co., Ltd.	34,400	2,313,543
SoftBank Corp.	105,300	1,369,907
Sohgo Security Services Co., Ltd.	15,300	724,006
Sompo Holdings, Inc.	30,200	1,157,147
Stanley Electric Co., Ltd.	12,800	382,304
Sumitomo Chemical Co., Ltd.	138,300	717,539
Suntory Beverage & Food, Ltd.	36,100	1,346,193
Sysmex Corp.	14,500	1,565,183
T&D Holdings, Inc.	57,100	734,741
Taisei Corp.	21,600	833,356
Takeda Pharmaceutical Co., Ltd.	230,900	8,416,800
TDK Corp.	15,000	2,088,116
Tobu Railway Co., Ltd.	26,300	708,403
Tokyo Century Corp.	11,200	754,644
Tokyo Electron, Ltd.	15,900	6,910,670
Tokyu Corp.	5,400	72,015
TOTO, Ltd.	32,700	2,012,554
Toyoda Gosei Co., Ltd.	27,500	724,979
Toyota Tsusho Corp.	17,100	720,089
USS Co., Ltd.	38,200	749,229
West Japan Railway Co.	32,400	1,797,741
Yakult Honsha Co., Ltd.	13,800	698,255
Yamada Holdings Co., Ltd.	190,800	1,031,124
Yamaha Corp.	23,500	1,280,588
Yamaha Motor Co., Ltd.	30,000	738,316
Yaskawa Electric Corp.	23,600	1,179,109
Yokogawa Electric Corp.	22,700	419,332
Z Holdings Corp.	947,000	4,723,816
ZOZO, Inc.	25,000	740,610
		198,682,852

NETHERLANDS: 6.9%
Aegon NV	258,222	1,226,884
Akzo Nobel NV	19,292	2,153,871
ASML Holding NV	45,010	27,616,751
JDE Peet's NV (a)	19,846	727,557
Koninklijke Ahold Delhaize NV	142,980	3,988,119
Koninklijke DSM NV	4,259	720,019
Koninklijke KPN NV	216,412	734,079
Koninklijke Philips NV	91,652	5,226,487
NN Group NV	41,602	2,029,405
Prosus NV (a)	41,676	4,637,651
Wolters Kluwer NV	23,424	2,034,487
		51,095,310

NEW ZEALAND: 1.2%
Auckland International Airport, Ltd.	254,961	1,399,889
Fisher & Paykel Healthcare Corp., Ltd.	48,472	1,088,318
Mercury NZ, Ltd.	166,676	757,475
Meridian Energy, Ltd.	1,087,391	4,099,272
Ryman Healthcare, Ltd.	111,789	1,196,557
Spark New Zealand, Ltd.	235,703	738,258
		9,279,769

NORWAY: 0.7%
Norsk Hydro ASA	332,029	2,132,609
Orkla ASA	74,208	727,760
Schibsted ASA, Class B	19,609	702,839
Telenor ASA	87,437	1,540,444
		5,103,652

PORTUGAL: 0.2%
Jeronimo Martins SGPS SA	83,063	1,397,805

SINGAPORE: 1.6%
Ascendas Real Estate Investment Trust, REIT	175,600	398,895
CapitaLand Integrated Commercial Trust, REIT	1,221,636	1,976,725
CapitaLand, Ltd.	347,026	972,337
City Developments, Ltd.	126,100	749,994
DBS Group Holdings, Ltd.	190,347	4,081,303
Keppel Corp., Ltd.	19,200	76,068
Singapore Exchange, Ltd.	99,900	740,931
Singapore Telecommunications, Ltd.	1,131,364	2,055,754
United Overseas Bank, Ltd.	3,900	75,200
UOL Group, Ltd.	127,200	748,034
		11,875,241

SPAIN: 2.3%
Banco Bilbao Vizcaya Argentaria SA	867,723	4,521,841
CaixaBank SA	312,814	971,220
Iberdrola SA	527,360	6,806,594
Red Electrica Corp. SA	130,969	2,323,118
Telefonica SA	584,430	2,627,526
		17,250,299

SWEDEN: 3.5%
Assa Abloy AB, Class B	223,572	6,434,490
Atlas Copco AB, Class A	66,645	4,063,161
Atlas Copco AB, Class B	32,289	1,682,820
Electrolux AB, Class B	24,985	694,611
Husqvarna AB, Class B	52,734	760,247
ICA Gruppen AB	14,757	721,638
Investment AB Latour, Class B	14,660	379,865
Kinnevik AB, Class B (a)	14,944	726,309
Sandvik AB	152,577	4,174,798
Skandinaviska Enskilda Banken AB, Class A (a)	5,941	72,471
Skanska AB, Class B	34,764	871,868
SKF AB, Class B	63,550	1,808,284
Svenska Cellulosa AB SCA, Class B	39,576	700,498
Tele2 AB, Class B	38,449	518,675
Telia Company AB	589,565	2,556,219
		26,165,954

SWITZERLAND: 8.4%
ABB, Ltd.	183,480	5,581,729
Alcon, Inc. (a)	55,804	3,916,067
Chocoladefabriken Lindt & Spruengli AG-PC	85	740,451
Clariant AG	36,712	740,737
Coca-Cola HBC AG (a)	23,462	745,723
Givaudan SA	952	3,672,097
Lonza Group AG	12,852	7,188,117
Roche Holding AG	69,507	22,516,315
SGS SA	846	2,403,822
Sika AG	14,114	4,035,959
Straumann Holding AG	612	764,093
Swiss Re AG	49,105	4,829,136
Swisscom AG	138	74,039
Zurich Insurance Group AG	11,452	4,874,559
		62,082,844

UNITED KINGDOM: 11.1%
3i Group PLC	143,654	2,283,020
Associated British Foods PLC (a)	61,505	2,043,411
Aviva PLC	1,025,987	5,783,167
BT Group PLC (a)	490,539	1,046,472
Coca-Cola European Partners PLC	14,700	766,752
Croda International PLC	8,371	732,431
DCC PLC	8,268	717,164
GlaxoSmithKline PLC	489,084	8,658,158
Hikma Pharmaceuticals PLC	24,019	753,470
J Sainsbury PLC	438,707	1,467,030
JD Sports Fashion PLC (a)	78,850	896,349
Johnson Matthey PLC	18,118	752,621
Legal & General Group PLC	850,405	3,265,144
London Stock Exchange Group PLC	65,290	6,241,690
Mondi PLC	67,291	1,715,468
Prudential PLC	238,097	5,072,066
Reckitt Benckiser Group PLC	62,713	5,613,456
RELX PLC	315,279	7,907,443
Rentokil Initial, PLC	115,302	769,801
RSA Insurance Group PLC	79,104	742,090
Sage Group PLC, The	89,321	754,601
Schroders PLC	15,237	735,138
Segro PLC, REIT	58,182	751,892
Smith & Nephew PLC	132,019	2,506,375
Spirax-Sarco Engineering, PLC	7,320	1,150,104
SSE PLC	37,001	741,906
Standard Chartered PLC	232,861	1,603,373
Tesco PLC	1,108,455	3,499,643
Unilever PLC	227,949	12,719,493
Wm Morrison Supermarkets PLC	359,493	904,149
		82,593,877

TOTAL COMMON STOCKS
(Cost $596,499,330)		735,742,712

PREFERRED STOCKS: 0.3%
GERMANY: 0.3%
Henkel AG & Co. KGaA	6,400	719,576
Sartorius AG	2,349	1,171,114
TOTAL PREFERRED STOCKS		1,890,690
(Cost $1,083,162)

RIGHTS: 0.0% (c)
Computershare, Ltd. (a)	15,109	17,444
(Cost $0,000)

MONEY MARKET: 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.040% (d)(e)	2,961,839	2,961,839
(Cost $2,961,839)

TOTAL INVESTMENTS: 99.8%		740,612,685
(Cost $600,544,331)

Other assets and liabilities - (net): 0.2%		1,772,050

Net Assets: 100.0%		$742,384,735

(a)	Security or partial position of this security was on loan as of March 31, 2021. The total market value of securities on loan as of March 31, 2021 was $1,384,321.
(b)	Non-income producing security.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2021
(e)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT OF
SECTOR	VALUE	NET ASSETS
Communication Services	$46,030,960	6.2%
Consumer Discretionary	36,249,221	4.9%
Consumer Staples	71,709,893	9.7%
Financials	139,407,886	18.8%
Health Care	108,358,484	14.6%
Industrials	136,494,738	18.4%
Information Technology	84,476,401	11.4%
Materials	64,946,593	8.7%
Real Estate	25,385,138	3.4%
Utilities	24,591,532	3.3%
Money Market	2,961,839	0.4%
Other assets and liabilities (net)	1,772,050	0.2%
Total	$742,384,735	100.0%

March 31, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,173,410,969	$-	$-	$1,173,410,969
Cash Equivalents	36,356,053	-	-	36,356,053
Total	$1,209,767,022	$-	$-	$1,209,767,022
Small Cap
Common Stocks	$552,163,371	$-	$-	$552,163,371
Cash Equivalents	26,033,474	-	-	26,033,474
Total	$578,196,845	$-	$-	$578,196,845
Global Opportunities
Common Stocks	$63,002,877	$42,919,907	$-	$105,922,784
Cash Equivalents	1,255,454	-	-	1,255,454
Total	$64,258,331	$42,919,907	$-	$107,178,238
Global Environmental Markets
Common Stocks	$1,159,764,103	$826,396,935	$-	$1,986,161,038
Cash Equivalents	70,164,216	-	-	70,164,216
Total	$1,229,928,319	$826,396,935	$-	$2,056,325,254
Global Women’s Leadership
Common Stocks	$599,459,192	$217,815,568	$-	$817,274,760
Preferred Stocks	-	710,081	-	710,081
Rights	1,888	-	-	1,888
Cash Equivalents	3,479,146	-	-	3,479,146
Total	$602,940,226	$218,525,649	$-	$821,465,875
Global Sustainable Infrastructure
Common Stocks	$44,945,039	$50,120,345	$-	$95,065,384
Closed-End Funds	240,520	-	-	240,520
Cash Equivalents	16,608,898	-	-	16,608,898
Total	$61,794,457	$50,120,345	$-	$111,914,802
U.S. Sustainable Economy
Common Stocks	$269,341,168	$-	$-	$269,341,168
Cash Equivalents	2,693,226	-	-	2,693,226
Total	$272,034,394	$-	$-	$272,034,394
Int'l Sustainable Economy
Common Stocks	$2,164,557	$733,578,155	$-	$735,742,712
Preferred Stocks	-	1,890,690	-	1,890,690
Rights	17,444	-	-	17,444
Cash Equivalents	2,961,839	-	-	2,961,839
Total	$5,143,840	$735,468,845	$-	$740,612,685

Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	292,172,807	-	292,172,807
U.S. Gov't Agency Bonds	-	8,748,241	-	8,748,241
Supranational Bonds	-	87,573,421	-	87,573,421
Municipal Bonds	-	10,051,212	-	10,051,212
U.S. Treasury Notes	-	97,640,613	-	97,640,613
Asset-Backed Securities	-	58,957,739	-	58,957,739
Mortgage-Backed Securities	-	186,406,655	-	186,406,655
Medium Term Certificates of Deposit	-	258,638	-	258,638
Cash Equivalents	38,555,563	253,364	-	38,808,927
Total	$38,555,563	$742,062,690	$293,185	$780,911,438
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	0	-	0
Preferred Stocks	-	2,915,800	0	2,915,800
Corporate Bonds	-	502,823,274	-	502,823,274
Loans	-	11,218,746	-	11,218,746
Medium Term Certificates of Deposit	-	100,622	-	100,622
Cash Equivalents	18,746,040	905,382	-	19,651,422
Total	$18,746,040	$517,963,824	$500,813	$537,210,677
Sustainable Allocation
Affiliated Investment Companies	$2,183,374,633	$-	$-	$2,183,374,633
Cash Equivalents	128,008,467	-	-	128,008,467
Total	$2,311,383,100	$-	$-	$2,311,383,100

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 3/31/2021	Value at 12/31/20	Dividend Income	Realized Gains/ Losses[1]	Unrealized Appreciation/ Depreciation	Value at 03/31/21
Sustainable Allocation
Large Cap	74,122,950	-	-	74,122,950	$893,181,549	$-	$-	$83,758,934	$976,940,481
Small Cap	3,935,579	231,348	-	4,166,927	62,929,908	-	-	8,866,487	75,796,395
Global Opportunities	2,572,091	1,196,455	-	3,768,546	37,784,018	-	-	141,207	55,925,225
Global Environmental Markets	2,180,751	456,204	-	2,636,955	46,297,333	-	-	2,506,761	58,804,094
Global Women's Leadership	1,533,441	318,269	-	1,851,710	46,769,952	-	-	2,114,415	58,884,368
Global Sustainable Infrastructure	8,320,411	-	3,465,629	4,854,782	118,233,034	-	-	(8,447,436)	74,375,258
International Sustainable Economy	15,860,899	-	-	15,860,899	160,829,518	-	-	3,806,616	164,636,134
Core Bond	66,559,119	2,004,834	-	68,563,953	702,864,297	3,016,510	-	(25,899,766)	697,981,041
High Yield	-	2,920,064	-	2,920,064	-	2,397	-	29,240	20,031,637
Total					$2,068,889,609	$3,018,907	$-	$66,876,457	$2,183,374,633

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.